Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

1 6 .	INCOME TAXES
Cayman Islands and BVI
Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes in Hong Kong on remittance of dividends.
Japan
As a result of the Japanese tax regulations amendments, the effective income tax rates were approximately 31%
for all years ended December 31, 2019, 2020 and 2021.
China
Under the PRC Enterprise Income Tax (“EIT”) Law, which has been effective since January 1, 2008, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to preferential tax treatments. Preferential EIT rates at 15% is available for qualified “High and New Technology Enterprises” (“HNTEs”). The HNTE certificate is effective for a period of three years.
Certain PRC subsidiaries and VIEs, including Baidu Online, Baidu China, Baidu International and Baidu Netcom, etc.

are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented, which will expire in 2022 and 2023. An entity could re-apply
for the HNTE certificate when the prior certificate expires. Historically, all of the Company’s subsidiaries and VIEs successfully re-applied
for the certificates when the prior ones expired.
Under the current EIT Law, dividends for earnings derived from January 1, 2008 and onwards paid by PRC entities to any of their foreign non-resident
enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Under the tax arrangement between the PRC and Hong Kong, the reduced withholding tax rate for dividends paid by PRC entities is 5% provided the Hong Kong investors meet the requirements as stipulated by relevant PRC tax regulations, such as the beneficiary owner test. Capital gains derived from the PRC are also subject to a 10% PRC withholding tax.
(Loss) income before income taxes consists of:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
PRC	13,076	19,711	15,055	2,362
Non-PRC	(13,416)	3,379	(4,277)	(671)

	(340)	23,090	10,778	1,691

Except for the investment related loss recognized, the
pre-tax
losses from
non-PRC
operations consist primarily of operating costs, administration expenses, interest expenses and share-based compensation expenses.
Income taxes consist of:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	3,564	4,668	3,636	571
Income tax refund due to reduced tax rate	(920)	(719)	—	—
Adjustments of deferred tax assets due to change in tax rates	9	(5)	109	17
Deferred income tax (benefit) expense	(705)	120	(558)	(88)

	1,948	4,064	3,187	500

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	(85)	5,773	2,694	423
Effect of differing tax rates in different jurisdictions	3,299	208	656	103
Non-taxable income	(419)	(995)	(89)	(14)
Non-deductible expenses	2,124	3,416	965	150
Research and development super-deduction	(1,245)	(1,549)	(1,645)	(258)
Effect of PRC preferential tax rates and tax holiday	(1,327)	(2,891)	(1,557)	(244)
Effect of tax rate changes on deferred taxes	9	(5)	109	17
Reversal of prior year’s income taxes	(1,134)	(951)	(734)	(115)
PRC withholding tax	(224)	122	615	97
Valuation allowance	950	936	2,173	341

Taxation for the year	1,948	4,064	3,187	500

Effective tax rate	(573%)	18%	29.6%	29.6%

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share ( Note )	0.49	1.06	0.56	0.09

Note:
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share for the years ended December 31, 2019, 2020 and 2021 have been retrospectively adjusted for the Share Subdivision that became effective on March 1, 2021, as detailed in Notes 1 and 21.

The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit losses	452	622	98
Accrued expenses, payroll and others	5,456	6,988	1,095
Fixed assets depreciation	106	112	18
Net operating loss carry-forwards	1,811	2,980	468
Less: valuation allowance	(5,895)	(8,068)	(1,266)

Deferred tax assets, net	1,930	2,634	413

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	406	508	80
Withholding tax on PRC subsidiaries’ undistributed earnings	1,381	1,803	283
Tax on capital gains	943	996	156
Others	593	241	38

	3,323	3,548	557

As of December 31, 2021, the Company had tax losses of approximately RMB16.6 billion (US$2.6
b
illion) deriving from entities in the PRC, Hong Kong, Singapore and Japan. The tax losses in Japan can be carried forward for nine years to offset future taxable profit. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period is currently
extended to 10 years for entities qualified as HNTE. The tax losses of entities in the PRC and Japan will expire from 2022 to 203
1
, if not utilized. The tax losses in Hong Kong and Singapore can be carried forward with no expiration date.

As of December 31, 2021, dividend distribution withholding tax for the potential remittance of earnings from the PRC subsidiaries to offshore entities was RMB1.9 billion

(US$
284
million).
 The Company believes that the underlying dividends will be distributed in the future for offshore use, such as merger and acquisition activities. The Company did not provide for additional deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries during the years presented on the basis of its intent to permanently reinvest its foreign subsidiaries’ earnings. As of December 31, 2021, the total amount of undistributed earnings from the PRC subsidiaries and the VIEs for which no withholding tax has been accrued was RMB165.5 billion (US$26.0 billion). Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.